UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2026

Item 1.	Reports to Stockholders.

(a)

DWS Equity Sector Strategy Fund

Class A: SUPAX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at  (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.73%

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 23.70% (unadjusted for sales charges) for the period ended August 31, 2026. The Fund's index, the S&P 500® Index, returned 20.38% for the same period.

We held a positive view on the broader U.S. equity market throughout the period, based on expectations for continued strength in the economy and robust corporate profit growth driven in part by strong investment spending on AI datacenters. However, we generally kept overall portfolio risk neutral versus the index to focus on sector and industry preferences. This active approach proved effective and was the key factor in the Fund’s outperformance.

Positioning in information technology made the largest contribution. We maintained an equal weighting in the sector as a whole, but we held preferences at the industry level in an effort to navigate a complex environment of robust earnings growth and demanding valuations. Positioning in the semiconductor industry drove the Fund’s outperformance in technology, highlighted by holdings in Advanced Micro Devices, Inc. (1.2%), Micron Technology, Inc. (1.9%), and Lam Research Corp. (0.8%). An overweight in hardware and a corresponding underweight in software — which was pressured by concerns about disruptions from AI — was a further plus.

Certain sector pairings contributed, as well. An overweight in financials versus an underweight in consumer discretionary helped results, as did an overweight in healthcare against an underweight in consumer staples. On the other hand, an underweight in energy versus overweights in the chemicals and transportation industries detracted. Energy delivered the largest gain of any sector behind the rally in oil prices that accompanied the conflict in Iran.

A number of industry preferences also contributed to the Fund’s outperformance. An overweight in the interactive media industry over telecom companies in the communication services sector aided results. In addition, the Fund benefited from the outperformance of the aerospace & defense and electrical equipment industries relative to transports and other segments of the industrials sector. However, an underweight in machinery versus more cyclical areas of the sector detracted.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

Fund Performance

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000  Investment

(Adjusted for Maximum Sales Charge)

Table Summary
	Class A	S&P 500® Index
'16	$9,425	$10,000
'16	$9,489	$10,002
'16	$9,335	$9,819
'16	$9,232	$10,183
'16	$9,368	$10,384
'17	$9,541	$10,581
'17	$9,681	$11,001
'17	$9,814	$11,014
'17	$9,987	$11,127
'17	$10,193	$11,284
'17	$10,200	$11,354
'17	$10,440	$11,588
'17	$10,466	$11,623
'17	$10,619	$11,863
'17	$10,706	$12,140
'17	$10,772	$12,512
'17	$10,920	$12,651
'18	$11,299	$13,376
'18	$10,845	$12,883
'18	$10,764	$12,555
'18	$10,812	$12,604
'18	$10,744	$12,907
'18	$10,649	$12,987
'18	$10,785	$13,470
'18	$10,737	$13,909
'18	$10,737	$13,988
'18	$10,034	$13,032
'18	$10,095	$13,297
'18	$9,658	$12,097
'19	$10,265	$13,066
'19	$10,459	$13,486
'19	$10,597	$13,748
'19	$10,852	$14,304
'19	$10,459	$13,395
'19	$10,956	$14,339
'19	$10,935	$14,545
'19	$10,797	$14,315
'19	$10,977	$14,583
'19	$11,204	$14,899
'19	$11,439	$15,440
'19	$11,768	$15,906
'20	$11,656	$15,899
'20	$10,912	$14,591
'20	$9,520	$12,788
'20	$10,324	$14,428
'20	$10,688	$15,115
'20	$10,912	$15,416
'20	$11,418	$16,285
'20	$11,924	$17,455
'20	$11,574	$16,792
'20	$11,388	$16,346
'20	$12,512	$18,135
'20	$13,023	$18,832
'21	$13,045	$18,642
'21	$13,333	$19,156
'21	$13,659	$19,995
'21	$14,174	$21,062
'21	$14,394	$21,209
'21	$14,568	$21,704
'21	$14,629	$22,220
'21	$15,007	$22,895
'21	$14,280	$21,831
'21	$15,113	$23,360
'21	$14,954	$23,198
'21	$15,676	$24,238
'22	$14,858	$22,984
'22	$14,393	$22,295
'22	$14,807	$23,123
'22	$13,554	$21,107
'22	$13,645	$21,146
'22	$12,634	$19,400
'22	$13,564	$21,189
'22	$13,069	$20,325
'22	$11,987	$18,453
'22	$13,049	$19,947
'22	$13,716	$21,062
'22	$13,104	$19,848
'23	$13,791	$21,095
'23	$13,442	$20,581
'23	$13,801	$21,336
'23	$14,079	$21,669
'23	$13,976	$21,763
'23	$14,725	$23,201
'23	$15,135	$23,947
'23	$14,941	$23,565
'23	$14,356	$22,442
'23	$14,232	$21,970
'23	$15,330	$23,976
'23	$15,880	$25,066
'24	$16,203	$25,487
'24	$16,857	$26,848
'24	$17,398	$27,712
'24	$16,743	$26,580
'24	$17,450	$27,898
'24	$17,928	$28,899
'24	$18,136	$29,251
'24	$18,562	$29,960
'24	$18,873	$30,600
'24	$18,686	$30,322
'24	$19,591	$32,102
'24	$19,037	$31,337
'25	$19,698	$32,210
'25	$19,582	$31,790
'25	$18,628	$29,998
'25	$18,408	$29,795
'25	$19,456	$31,670
'25	$20,442	$33,281
'25	$20,904	$34,028
'25	$21,313	$34,718
'25	$22,026	$35,985
'25	$22,697	$36,827
'25	$22,939	$36,918
'25	$22,959	$36,940
'26	$23,329	$37,476
'26	$23,011	$37,191
'26	$21,785	$35,339
'26	$24,069	$39,047
'26	$25,391	$41,102
'26	$25,412	$40,711
'26	$25,740	$40,685
'26	$26,364	$41,793

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	23.70%	11.93%	10.83%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	16.59%	10.61%	10.18%
S&P 500® Index	20.38%	12.79%	15.37%
On each of August 9, 2021 and July 29, 2019, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Table Summary
Net Assets ($)	104,766,889
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	149,193

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	1%
Rights	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Utilities	4%
Energy	1%
Consumer Staples	1%
Materials	1%
Real Estate	0%

Ten Largest Equity Holdings

Table Summary
Holdings	41.9% of Net Assets
NVIDIA Corp.	7.9%
Apple, Inc.	6.7%
Microsoft Corp.	6.5%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Micron Technology, Inc.	1.9%
JPMorgan Chase & Co.	1.8%
Eli Lilly & Co.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRA-A

R-102573-3 (10/26)

DWS Equity Sector Strategy Fund

Class C: SUPCX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at  (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.48%

Gross expense ratio as of the latest prospectus: 1.89%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 22.80% (unadjusted for sales charges) for the period ended August 31, 2026. The Fund's index, the S&P 500® Index, returned 20.38% for the same period.

We held a positive view on the broader U.S. equity market throughout the period, based on expectations for continued strength in the economy and robust corporate profit growth driven in part by strong investment spending on AI datacenters. However, we generally kept overall portfolio risk neutral versus the index to focus on sector and industry preferences. This active approach proved effective and was the key factor in the Fund’s outperformance.

Positioning in information technology made the largest contribution. We maintained an equal weighting in the sector as a whole, but we held preferences at the industry level in an effort to navigate a complex environment of robust earnings growth and demanding valuations. Positioning in the semiconductor industry drove the Fund’s outperformance in technology, highlighted by holdings in Advanced Micro Devices, Inc. (1.2%), Micron Technology, Inc. (1.9%), and Lam Research Corp. (0.8%). An overweight in hardware and a corresponding underweight in software — which was pressured by concerns about disruptions from AI — was a further plus.

Certain sector pairings contributed, as well. An overweight in financials versus an underweight in consumer discretionary helped results, as did an overweight in healthcare against an underweight in consumer staples. On the other hand, an underweight in energy versus overweights in the chemicals and transportation industries detracted. Energy delivered the largest gain of any sector behind the rally in oil prices that accompanied the conflict in Iran.

A number of industry preferences also contributed to the Fund’s outperformance. An overweight in the interactive media industry over telecom companies in the communication services sector aided results. In addition, the Fund benefited from the outperformance of the aerospace & defense and electrical equipment industries relative to transports and other segments of the industrials sector. However, an underweight in machinery versus more cyclical areas of the sector detracted.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

Fund Performance

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000  Investment

Table Summary
	Class C	S&P 500® Index
'16	$10,000	$10,000
'16	$10,069	$10,002
'16	$9,896	$9,819
'16	$9,779	$10,183
'16	$9,917	$10,384
'17	$10,094	$10,581
'17	$10,242	$11,001
'17	$10,370	$11,014
'17	$10,546	$11,127
'17	$10,758	$11,284
'17	$10,765	$11,354
'17	$11,006	$11,588
'17	$11,027	$11,623
'17	$11,182	$11,863
'17	$11,267	$12,140
'17	$11,331	$12,512
'17	$11,478	$12,651
'18	$11,862	$13,376
'18	$11,385	$12,883
'18	$11,292	$12,555
'18	$11,342	$12,604
'18	$11,257	$12,907
'18	$11,150	$12,987
'18	$11,285	$13,470
'18	$11,228	$13,909
'18	$11,221	$13,988
'18	$10,479	$13,032
'18	$10,536	$13,297
'18	$10,077	$12,097
'19	$10,705	$13,066
'19	$10,900	$13,486
'19	$11,030	$13,748
'19	$11,290	$14,304
'19	$10,871	$13,395
'19	$11,384	$14,339
'19	$11,355	$14,545
'19	$11,204	$14,315
'19	$11,384	$14,583
'19	$11,615	$14,899
'19	$11,847	$15,440
'19	$12,184	$15,906
'20	$12,060	$15,899
'20	$11,288	$14,591
'20	$9,843	$12,788
'20	$10,662	$14,428
'20	$11,033	$15,115
'20	$11,257	$15,416
'20	$11,774	$16,285
'20	$12,284	$17,455
'20	$11,921	$16,792
'20	$11,712	$16,346
'20	$12,864	$18,135
'20	$13,384	$18,832
'21	$13,400	$18,642
'21	$13,681	$19,156
'21	$14,008	$19,995
'21	$14,524	$21,062
'21	$14,734	$21,209
'21	$14,906	$21,704
'21	$14,953	$22,220
'21	$15,335	$22,895
'21	$14,586	$21,831
'21	$15,429	$23,360
'21	$15,249	$23,198
'21	$15,976	$24,238
'22	$15,130	$22,984
'22	$14,649	$22,295
'22	$15,067	$23,123
'22	$13,782	$21,107
'22	$13,865	$21,146
'22	$12,831	$19,400
'22	$13,761	$21,189
'22	$13,249	$20,325
'22	$12,152	$18,453
'22	$13,218	$19,947
'22	$13,886	$21,062
'22	$13,255	$19,848
'23	$13,940	$21,095
'23	$13,582	$20,581
'23	$13,940	$21,336
'23	$14,203	$21,669
'23	$14,098	$21,763
'23	$14,835	$23,201
'23	$15,245	$23,947
'23	$15,045	$23,565
'23	$14,445	$22,442
'23	$14,308	$21,970
'23	$15,403	$23,976
'23	$15,940	$25,066
'24	$16,257	$25,487
'24	$16,903	$26,848
'24	$17,432	$27,712
'24	$16,765	$26,580
'24	$17,464	$27,898
'24	$17,940	$28,899
'24	$18,131	$29,251
'24	$18,554	$29,960
'24	$18,850	$30,600
'24	$18,649	$30,322
'24	$19,538	$32,102
'24	$18,976	$31,337
'25	$19,623	$32,210
'25	$19,495	$31,790
'25	$18,531	$29,998
'25	$18,297	$29,795
'25	$19,326	$31,670
'25	$20,301	$33,281
'25	$20,746	$34,028
'25	$21,128	$34,718
'25	$21,838	$35,985
'25	$22,485	$36,827
'25	$22,708	$36,918
'25	$22,708	$36,940
'26	$23,068	$37,476
'26	$22,729	$37,191
'26	$21,508	$35,339
'26	$23,758	$39,047
'26	$25,043	$41,102
'26	$25,043	$40,711
'26	$25,361	$40,685
'26	$25,945	$41,793

Yearly periods ended August 31

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	22.80%	11.09%	10.00%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	21.80%	11.09%	10.00%
S&P 500® Index	20.38%	12.79%	15.37%
On each of August 9, 2021 and July 29, 2019, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	104,766,889
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	149,193

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	1%
Rights	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Utilities	4%
Energy	1%
Consumer Staples	1%
Materials	1%
Real Estate	0%

Ten Largest Equity Holdings

Table Summary
Holdings	41.9% of Net Assets
NVIDIA Corp.	7.9%
Apple, Inc.	6.7%
Microsoft Corp.	6.5%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Micron Technology, Inc.	1.9%
JPMorgan Chase & Co.	1.8%
Eli Lilly & Co.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRA-C

R-102573-3 (10/26)

DWS Equity Sector Strategy Fund

Class S: SPGRX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at  (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$54	0.48%

Gross expense ratio as of the latest prospectus: 0.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 24.01% for the period ended August 31, 2026. The Fund's index, the S&P 500® Index, returned 20.38% for the same period.

We held a positive view on the broader U.S. equity market throughout the period, based on expectations for continued strength in the economy and robust corporate profit growth driven in part by strong investment spending on AI datacenters. However, we generally kept overall portfolio risk neutral versus the index to focus on sector and industry preferences. This active approach proved effective and was the key factor in the Fund’s outperformance.

Positioning in information technology made the largest contribution. We maintained an equal weighting in the sector as a whole, but we held preferences at the industry level in an effort to navigate a complex environment of robust earnings growth and demanding valuations. Positioning in the semiconductor industry drove the Fund’s outperformance in technology, highlighted by holdings in Advanced Micro Devices, Inc. (1.2%), Micron Technology, Inc. (1.9%), and Lam Research Corp. (0.8%). An overweight in hardware and a corresponding underweight in software — which was pressured by concerns about disruptions from AI — was a further plus.

Certain sector pairings contributed, as well. An overweight in financials versus an underweight in consumer discretionary helped results, as did an overweight in healthcare against an underweight in consumer staples. On the other hand, an underweight in energy versus overweights in the chemicals and transportation industries detracted. Energy delivered the largest gain of any sector behind the rally in oil prices that accompanied the conflict in Iran.

A number of industry preferences also contributed to the Fund’s outperformance. An overweight in the interactive media industry over telecom companies in the communication services sector aided results. In addition, the Fund benefited from the outperformance of the aerospace & defense and electrical equipment industries relative to transports and other segments of the industrials sector. However, an underweight in machinery versus more cyclical areas of the sector detracted.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

Fund Performance

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000  Investment

Table Summary
	Class S	S&P 500® Index
'16	$10,000	$10,000
'16	$10,068	$10,002
'16	$9,911	$9,819
'16	$9,802	$10,183
'16	$9,945	$10,384
'17	$10,136	$10,581
'17	$10,284	$11,001
'17	$10,426	$11,014
'17	$10,616	$11,127
'17	$10,836	$11,284
'17	$10,850	$11,354
'17	$11,104	$11,588
'17	$11,132	$11,623
'17	$11,295	$11,863
'17	$11,394	$12,140
'17	$11,472	$12,512
'17	$11,623	$12,651
'18	$12,026	$13,376
'18	$11,551	$12,883
'18	$11,464	$12,555
'18	$11,522	$12,604
'18	$11,450	$12,907
'18	$11,349	$12,987
'18	$11,500	$13,470
'18	$11,450	$13,909
'18	$11,450	$13,988
'18	$10,701	$13,032
'18	$10,773	$13,297
'18	$10,312	$12,097
'19	$10,961	$13,066
'19	$11,167	$13,486
'19	$11,315	$13,748
'19	$11,587	$14,304
'19	$11,174	$13,395
'19	$11,705	$14,339
'19	$11,690	$14,545
'19	$11,543	$14,315
'19	$11,735	$14,583
'19	$11,985	$14,899
'19	$12,236	$15,440
'19	$12,591	$15,906
'20	$12,471	$15,899
'20	$11,682	$14,591
'20	$10,192	$12,788
'20	$11,053	$14,428
'20	$11,451	$15,115
'20	$11,690	$15,416
'20	$12,232	$16,285
'20	$12,774	$17,455
'20	$12,407	$16,792
'20	$12,208	$16,346
'20	$13,419	$18,135
'20	$13,970	$18,832
'21	$14,002	$18,642
'21	$14,303	$19,156
'21	$14,661	$19,995
'21	$15,214	$21,062
'21	$15,449	$21,209
'21	$15,645	$21,704
'21	$15,710	$22,220
'21	$16,124	$22,895
'21	$15,344	$21,831
'21	$16,246	$23,360
'21	$16,076	$23,198
'21	$16,859	$24,238
'22	$15,980	$22,984
'22	$15,482	$22,295
'22	$15,937	$23,123
'22	$14,582	$21,107
'22	$14,690	$21,146
'22	$13,606	$19,400
'22	$14,604	$21,189
'22	$14,072	$20,325
'22	$12,923	$18,453
'22	$14,061	$19,947
'22	$14,777	$21,062
'22	$14,124	$19,848
'23	$14,863	$21,095
'23	$14,499	$20,581
'23	$14,886	$21,336
'23	$15,183	$21,669
'23	$15,084	$21,763
'23	$15,890	$23,201
'23	$16,342	$23,947
'23	$16,132	$23,565
'23	$15,503	$22,442
'23	$15,371	$21,970
'23	$16,563	$23,976
'23	$17,164	$25,066
'24	$17,512	$25,487
'24	$18,229	$26,848
'24	$18,811	$27,712
'24	$18,106	$26,580
'24	$18,879	$27,898
'24	$19,405	$28,899
'24	$19,629	$29,251
'24	$20,100	$29,960
'24	$20,436	$30,600
'24	$20,234	$30,322
'24	$21,220	$32,102
'24	$20,631	$31,337
'25	$21,345	$32,210
'25	$21,232	$31,790
'25	$20,189	$29,998
'25	$19,951	$29,795
'25	$21,096	$31,670
'25	$22,173	$33,281
'25	$22,683	$34,028
'25	$23,125	$34,718
'25	$23,907	$35,985
'25	$24,644	$36,827
'25	$24,905	$36,918
'25	$24,933	$36,940
'26	$25,345	$37,476
'26	$25,001	$37,191
'26	$23,673	$35,339
'26	$26,170	$39,047
'26	$27,601	$41,102
'26	$27,636	$40,711
'26	$28,002	$40,685
'26	$28,678	$41,793

Yearly periods ended August 31

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	24.01%	12.21%	11.11%
S&P 500® Index	20.38%	12.79%	15.37%
On each of August 9, 2021 and July 29, 2019, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	104,766,889
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	149,193

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	1%
Rights	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Utilities	4%
Energy	1%
Consumer Staples	1%
Materials	1%
Real Estate	0%

Ten Largest Equity Holdings

Table Summary
Holdings	41.9% of Net Assets
NVIDIA Corp.	7.9%
Apple, Inc.	6.7%
Microsoft Corp.	6.5%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Micron Technology, Inc.	1.9%
JPMorgan Chase & Co.	1.8%
Eli Lilly & Co.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRA-S

R-102573-3 (10/26)

DWS Equity Sector Strategy Fund

Institutional Class: SNPTX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at  (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.48%

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 24.06% for the period ended August 31, 2026. The Fund's index, the S&P 500® Index, returned 20.38% for the same period.

We held a positive view on the broader U.S. equity market throughout the period, based on expectations for continued strength in the economy and robust corporate profit growth driven in part by strong investment spending on AI datacenters. However, we generally kept overall portfolio risk neutral versus the index to focus on sector and industry preferences. This active approach proved effective and was the key factor in the Fund’s outperformance.

Positioning in information technology made the largest contribution. We maintained an equal weighting in the sector as a whole, but we held preferences at the industry level in an effort to navigate a complex environment of robust earnings growth and demanding valuations. Positioning in the semiconductor industry drove the Fund’s outperformance in technology, highlighted by holdings in Advanced Micro Devices, Inc. (1.2%), Micron Technology, Inc. (1.9%), and Lam Research Corp. (0.8%). An overweight in hardware and a corresponding underweight in software — which was pressured by concerns about disruptions from AI — was a further plus.

Certain sector pairings contributed, as well. An overweight in financials versus an underweight in consumer discretionary helped results, as did an overweight in healthcare against an underweight in consumer staples. On the other hand, an underweight in energy versus overweights in the chemicals and transportation industries detracted. Energy delivered the largest gain of any sector behind the rally in oil prices that accompanied the conflict in Iran.

A number of industry preferences also contributed to the Fund’s outperformance. An overweight in the interactive media industry over telecom companies in the communication services sector aided results. In addition, the Fund benefited from the outperformance of the aerospace & defense and electrical equipment industries relative to transports and other segments of the industrials sector. However, an underweight in machinery versus more cyclical areas of the sector detracted.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

Fund Performance

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $1,000,000  Investment

Table Summary
	Institutional Class	S&P 500® Index
12/1/22	$1,000,000	$1,000,000
12/31/22	$956,531	$942,400
1/31/23	$1,006,599	$1,001,615
2/28/23	$981,939	$977,177
3/31/23	$1,008,094	$1,013,053
4/30/23	$1,028,271	$1,028,865
5/31/23	$1,020,798	$1,033,337
6/30/23	$1,076,097	$1,101,615
7/31/23	$1,106,736	$1,137,004
8/31/23	$1,092,538	$1,118,901
9/30/23	$1,049,942	$1,065,554
10/31/23	$1,040,975	$1,043,149
11/30/23	$1,121,682	$1,138,415
12/31/23	$1,162,428	$1,190,134
1/31/24	$1,185,950	$1,210,133
2/29/24	$1,234,510	$1,274,749
3/31/24	$1,273,966	$1,315,764
4/30/24	$1,226,164	$1,262,022
5/31/24	$1,278,519	$1,324,599
6/30/24	$1,313,422	$1,372,128
7/31/24	$1,329,356	$1,388,830
8/31/24	$1,361,224	$1,422,518
9/30/24	$1,383,987	$1,452,899
10/31/24	$1,370,329	$1,439,723
11/30/24	$1,437,101	$1,524,236
12/31/24	$1,397,212	$1,487,901
1/31/25	$1,445,577	$1,529,335
2/28/25	$1,437,900	$1,509,380
3/31/25	$1,367,272	$1,424,335
4/30/25	$1,351,918	$1,414,677
5/31/25	$1,428,688	$1,503,723
6/30/25	$1,502,387	$1,580,191
7/31/25	$1,536,166	$1,615,655
8/31/25	$1,566,106	$1,648,407
9/30/25	$1,619,845	$1,708,574
10/31/25	$1,668,978	$1,748,578
11/30/25	$1,687,403	$1,752,864
12/31/25	$1,689,295	$1,753,937
1/31/26	$1,716,517	$1,779,369
2/28/26	$1,693,184	$1,765,846
3/31/26	$1,603,741	$1,677,915
4/30/26	$1,772,515	$1,853,973
5/31/26	$1,869,735	$1,951,552
6/30/26	$1,872,069	$1,932,967
7/31/26	$1,896,957	$1,931,740
8/31/26	$1,942,845	$1,984,347

Yearly periods ended August 31

Average Annual Total Returns

Table Summary
Class/Index	1-Year	Since Inception 12/1/22
Institutional Class No Sales Charge	24.06%	19.39%
S&P 500® Index	20.38%	20.06%
On each of August 9, 2021 and July 29, 2019, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	104,766,889
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	149,193

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	1%
Rights	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Utilities	4%
Energy	1%
Consumer Staples	1%
Materials	1%
Real Estate	0%

Ten Largest Equity Holdings

Table Summary
Holdings	41.9% of Net Assets
NVIDIA Corp.	7.9%
Apple, Inc.	6.7%
Microsoft Corp.	6.5%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Micron Technology, Inc.	1.9%
JPMorgan Chase & Co.	1.8%
Eli Lilly & Co.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRA-I

R-102573-3 (10/26)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS Equity sector strategy Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2026	$50,502	$0	$9,323	$0
2025	$48,466	$0	$8,948	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2026	$0	$623,231	$0
2025	$0	$1,369,569	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received informa9tion from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2026	$9,323	$623,231	$0	$632,554
2025	$8,948	$1,369,569	$0	$1,378,517

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2025 and 2026 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

August 31, 2026
Annual Financial Statements and Other Information
DWS Equity Sector Strategy Fund

Contents
3	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
35	Tax Information
36	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Equity Sector Strategy Fund

Investment Portfolioas of August 31, 2026

	Shares	Value ($)
Common Stocks 98.6%
Communication Services 10.1%
Entertainment 1.5%
Netflix, Inc.*	12,320	998,536
Walt Disney Co.	4,804	516,670
		1,515,206
Interactive Media & Services 8.5%
Alphabet, Inc. “A”	10,419	3,535,688
Alphabet, Inc. “C”	8,602	2,885,197
Meta Platforms, Inc. “A”	4,343	2,485,672
		8,906,557
Media 0.1%
Fox Corp. “B”	900	54,198
Omnicom Group, Inc.	1,100	96,283
		150,481
Consumer Discretionary 5.6%
Broadline Retail 3.9%
Amazon.com, Inc.*	15,638	4,062,283
Hotels, Restaurants & Leisure 0.9%
Booking Holdings, Inc.	1,750	348,407
Carnival Corp. Ltd.	2,100	50,169
Expedia Group, Inc.	400	126,848
McDonald’s Corp.	1,440	379,498
		904,922
Specialty Retail 0.8%
Home Depot, Inc.	1,679	550,427
Lowe’s Companies, Inc.	920	188,324
Ulta Beauty, Inc.*	175	93,992
		832,743
Textiles, Apparel & Luxury Goods 0.0%
NIKE, Inc. “B”	1,600	62,496
Consumer Staples 1.2%
Beverages 0.6%
Coca-Cola Co.	2,334	206,956
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	3

	Shares	Value ($)
Monster Beverage Corp.*	2,546	116,912
PepsiCo, Inc.	1,866	261,874
		585,742
Consumer Staples Distribution & Retail 0.3%
Walmart, Inc.	3,232	338,940
Household Products 0.3%
Procter & Gamble Co.	2,282	331,164
Energy 1.4%
Energy Equipment & Services 1.1%
Baker Hughes Co.	6,013	382,126
Halliburton Co.	5,328	196,337
SLB Ltd.	8,670	521,067
		1,099,530
Oil, Gas & Consumable Fuels 0.3%
Chevron Corp.	630	129,868
ConocoPhillips	800	105,992
ExxonMobil Holdings Corp.	650	104,618
		340,478
Financials 16.5%
Banks 5.4%
Bank of America Corp.	16,465	1,019,842
Citigroup, Inc.	4,906	645,728
Citizens Financial Group, Inc.	1,250	86,088
Fifth Third Bancorp.	2,200	118,294
Huntington Bancshares, Inc.	3,900	65,072
JPMorgan Chase & Co.	5,308	1,889,754
KeyCorp.	3,400	73,474
M&T Bank Corp.	418	97,787
PNC Financial Services Group, Inc.	1,151	275,814
Regions Financial Corp.	2,400	71,712
Truist Financial Corp.	4,025	199,559
U.S. Bancorp.	4,040	248,783
Wells Fargo & Co.	9,403	812,325
		5,604,232
Capital Markets 4.1%
Ameriprise Financial, Inc.	190	105,091
Bank of New York Mellon Corp.	1,500	241,920
Blackrock, Inc.	380	439,132
The accompanying notes are an integral part of the financial statements.

4	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Blackstone, Inc.	1,435	205,549
Cboe Global Markets, Inc.	200	60,040
Charles Schwab Corp.	4,700	516,154
CME Group, Inc.	700	199,850
FactSet Research Systems, Inc.	200	62,710
Interactive Brokers Group, Inc. “A”	700	68,103
Intercontinental Exchange, Inc.	1,430	229,801
Invesco Ltd.	1,900	62,282
KKR & Co., Inc.	1,500	164,580
Moody’s Corp.	150	75,696
Morgan Stanley	2,400	511,968
MSCI, Inc.	130	74,183
Nasdaq, Inc.	1,450	142,985
Northern Trust Corp.	450	83,502
Raymond James Financial, Inc.	350	62,360
S&P Global, Inc.	630	274,579
State Street Corp.	740	141,621
T. Rowe Price Group, Inc.	450	50,076
The Goldman Sachs Group, Inc.	480	492,432
		4,264,614
Consumer Finance 0.4%
American Express Co.	1,410	465,540
Financial Services 3.7%
Apollo Global Management, Inc.	1,045	142,726
Berkshire Hathaway, Inc. “B” *	2,771	1,396,667
Fiserv, Inc.*	1,400	74,634
Global Payments, Inc.	839	76,391
Jack Henry & Associates, Inc.	180	30,224
Mastercard, Inc. “A”	1,480	872,179
PayPal Holdings, Inc.	2,183	114,968
Visa, Inc. “A”	2,995	1,136,213
		3,844,002
Insurance 2.9%
Aflac, Inc.	1,255	145,392
Allstate Corp.	606	156,227
American International Group, Inc.	1,932	147,528
Aon PLC “A”	661	212,525
Arch Capital Group Ltd.*	957	93,853
Arthur J. Gallagher & Co.	707	185,340
Assurant, Inc.	171	48,198
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	5

	Shares	Value ($)
Brown & Brown, Inc.	655	47,271
Chubb Ltd.	967	327,426
Cincinnati Financial Corp.	365	62,013
Erie Indemnity Co. “A”	60	15,334
Everest Group Ltd.	130	48,705
Globe Life, Inc.	264	45,585
Hartford Insurance Group, Inc.	887	121,856
Loews Corp.	460	49,813
Marsh & McLennan Companies, Inc.	1,600	303,680
MetLife, Inc.	1,486	141,423
Principal Financial Group, Inc.	707	77,883
Progressive Corp.	1,481	322,976
Prudential Financial, Inc.	927	109,015
Travelers Companies, Inc.	638	233,463
W.R. Berkley Corp.	882	59,588
Willis Towers Watson PLC	319	107,997
		3,063,091
Health Care 12.9%
Biotechnology 3.2%
AbbVie, Inc.	4,202	1,077,477
Amgen, Inc.	1,583	680,500
Biogen, Inc.*	332	71,928
Gilead Sciences, Inc.	4,304	629,847
Incyte Corp.*	601	74,055
Regeneron Pharmaceuticals, Inc.	454	362,782
Vertex Pharmaceuticals, Inc.*	942	512,938
		3,409,527
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	5,672	625,962
Align Technology, Inc.*	237	37,870
Baxter International, Inc.	1,546	40,196
Becton Dickinson & Co.	589	110,797
Boston Scientific Corp.*	6,509	314,385
Dexcom, Inc.*	1,490	135,679
Edwards Lifesciences Corp.*	2,142	194,386
GE HealthCare Technologies, Inc.	1,938	138,044
IDEXX Laboratories, Inc.*	207	115,235
Insulet Corp.*	470	69,870
Intuitive Surgical, Inc.*	946	356,510
Medtronic PLC	4,946	448,355
The accompanying notes are an integral part of the financial statements.

6	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
ResMed, Inc.	652	156,545
STERIS PLC	285	66,302
Stryker Corp.	1,347	436,159
The Cooper Companies, Inc.*	680	47,661
Zimmer Biomet Holdings, Inc.	519	51,921
		3,345,877
Health Care Providers & Services 1.0%
Cencora, Inc.	450	145,620
Cigna Group	430	118,714
Labcorp Holdings, Inc.	400	133,064
Quest Diagnostics, Inc.	500	120,150
UnitedHealth Group, Inc.	1,489	579,832
		1,097,380
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	850	130,526
Danaher Corp.	1,390	296,848
IQVIA Holdings, Inc.*	400	104,476
Thermo Fisher Scientific, Inc.	705	435,056
Waters Corp.*	167	69,243
		1,036,149
Pharmaceuticals 4.5%
Bristol-Myers Squibb Co.	3,729	249,135
Eli Lilly & Co.	1,568	1,813,753
Johnson & Johnson	5,002	1,329,782
Merck & Co., Inc.	6,119	904,143
Pfizer, Inc.	9,070	258,132
Viatris, Inc.	3,288	54,285
Zoetis, Inc.	924	71,240
		4,680,470
Industrials 8.0%
Aerospace & Defense 3.4%
Boeing Co.*	1,630	338,682
GE Aerospace	2,231	748,969
General Dynamics Corp.	705	261,802
Honeywell Aerospace, Inc.*	857	135,500
Howmet Aerospace, Inc.	898	219,965
Huntington Ingalls Industries, Inc.	250	72,800
L3Harris Technologies, Inc.	999	265,984
Lockheed Martin Corp.	691	387,810
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	7

	Shares	Value ($)
Northrop Grumman Corp.	602	324,899
RTX Corp.	3,144	653,103
Textron, Inc.	438	35,285
TransDigm Group, Inc.	135	158,185
		3,602,984
Air Freight & Logistics 0.2%
United Parcel Service, Inc. “B”	1,720	179,276
Building Products 0.2%
Johnson Controls International PLC	1,600	221,184
Commercial Services & Supplies 0.1%
Veralto Corp.	1,050	103,498
Construction & Engineering 0.1%
EMCOR Group, Inc.	201	147,643
Electrical Equipment 1.9%
AMETEK, Inc.	1,147	269,740
Eaton Corp. PLC	1,471	591,165
Emerson Electric Co.	2,472	376,832
GE Vernova, Inc.	103	92,548
Generac Holdings, Inc.*	200	37,076
Hubbell, Inc.	260	117,780
Rockwell Automation, Inc.	423	179,534
Vertiv Holdings Co. “A”	1,130	292,354
		1,957,029
Ground Transportation 0.3%
Uber Technologies, Inc.*	2,800	211,820
Union Pacific Corp.	270	81,181
		293,001
Industrial Conglomerates 0.1%
Honeywell International, Inc.	627	133,883
Machinery 1.0%
Caterpillar, Inc.	255	203,355
Cummins, Inc.	375	211,650
Dover Corp.	450	87,404
Illinois Tool Works, Inc.	300	82,611
Ingersoll Rand, Inc.	800	61,640
Parker-Hannifin Corp.	255	249,757
The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Pentair PLC	654	39,541
Xylem, Inc.	840	92,492
		1,028,450
Professional Services 0.6%
Automatic Data Processing, Inc.	1,100	314,776
Jacobs Solutions, Inc.	600	89,430
Paychex, Inc.	900	114,606
Verisk Analytics, Inc.	300	58,134
		576,946
Trading Companies & Distributors 0.1%
United Rentals, Inc.	147	152,586
Information Technology 37.9%
Communications Equipment 1.7%
Arista Networks, Inc.*	3,325	650,669
Cisco Systems, Inc.	7,881	870,772
F5, Inc.*	150	61,069
Motorola Solutions, Inc.	537	260,606
		1,843,116
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp. “A”	2,950	467,722
Coherent Corp.*	580	161,141
Corning, Inc.	1,420	211,197
Jabil, Inc.	340	103,788
Keysight Technologies, Inc.*	400	129,080
TE Connectivity PLC	850	174,463
Zebra Technologies Corp. “A” *	150	53,033
		1,300,424
IT Services 1.1%
Accenture PLC “A”	1,875	355,800
Cognizant Technology Solutions Corp. “A”	1,911	123,412
International Business Machines Corp.	2,507	586,312
VeriSign, Inc.	180	51,891
		1,117,415
Semiconductors & Semiconductor Equipment 17.4%
Advanced Micro Devices, Inc.*	2,628	1,237,052
Applied Materials, Inc.	1,847	846,646
Broadcom, Inc.	8,600	3,184,924
First Solar, Inc.*	300	60,570
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	9

	Shares	Value ($)
KLA Corp.	3,210	563,195
Lam Research Corp.	2,920	880,351
Microchip Technology, Inc.	1,600	117,520
Micron Technology, Inc.	2,100	2,013,333
Monolithic Power Systems, Inc.	120	152,132
NVIDIA Corp.	37,310	8,237,302
NXP Semiconductors NV	680	152,755
ON Semiconductor Corp.*	1,300	96,317
Qnity Electronics, Inc.	700	83,601
QUALCOMM, Inc.	1,051	179,174
Teradyne, Inc.	370	129,437
Texas Instruments, Inc.	970	253,083
		18,187,392
Software 8.2%
Adobe, Inc.*	926	271,124
Autodesk, Inc.*	840	217,165
Cadence Design Systems, Inc.*	325	110,103
Fortinet, Inc.*	870	148,709
Microsoft Corp.	13,473	6,834,718
Roper Technologies, Inc.	229	97,243
Salesforce, Inc.	1,909	491,644
ServiceNow, Inc.*	1,890	279,701
Synopsys, Inc.*	345	151,659
		8,602,066
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	22,119	7,008,405
Dell Technologies, Inc. “C”	710	323,767
Hewlett Packard Enterprise Co.	3,300	172,392
NetApp, Inc.	550	101,910
Sandisk Corp.*	280	438,676
Seagate Technology Holdings PLC	420	347,920
Western Digital Corp.	615	277,088
		8,670,158
Materials 1.0%
Chemicals 0.5%
Albemarle Corp.	400	53,988
Corteva, Inc.	1,841	155,804
The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Linde PLC	440	215,415
PPG Industries, Inc.	540	60,572
		485,779
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	3,970	300,688
Newmont Corp.	1,926	242,791
		543,479
Real Estate 0.3%
Industrial REITs 0.1%
Prologis, Inc.	1,125	157,410
Real Estate Management & Development 0.2%
CBRE Group, Inc. “A” *	1,150	167,682
Utilities 3.7%
Electric Utilities 2.6%
Alliant Energy Corp.	495	33,650
American Electric Power Co., Inc.	1,924	235,555
Constellation Energy Corp.	1,290	354,453
Duke Energy Corp.	2,788	334,309
Edison International	892	48,150
Entergy Corp.	1,200	127,572
Evergy, Inc.	626	50,719
Eversource Energy	752	52,745
Exelon Corp.	3,687	161,196
FirstEnergy Corp.	1,849	84,795
NextEra Energy, Inc.	5,826	479,713
NRG Energy, Inc.	653	71,909
PG&E Corp.	4,800	63,696
Pinnacle West Capital Corp.	500	48,820
PPL Corp.	1,337	45,632
Southern Co.	4,130	363,440
Xcel Energy, Inc.	2,332	176,509
		2,732,863
Gas Utilities 0.1%
Atmos Energy Corp.	371	61,634
Independent Power & Renewable Electricity Producers 0.2%
Vistra Corp.	1,450	199,186
Multi-Utilities 0.8%
Ameren Corp.	830	87,988
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	11

	Shares	Value ($)
CenterPoint Energy, Inc.	1,900	75,240
CMS Energy Corp.	1,100	74,866
Consolidated Edison, Inc.	675	72,239
Dominion Energy, Inc.	1,750	115,518
DTE Energy Co.	650	88,160
Public Service Enterprise Group, Inc.	1,750	128,327
Sempra	2,675	218,547
		860,885
Total Common Stocks (Cost $59,842,466)		103,267,393
Rights 0.0%
Health Care
Hologic, Inc.,* (a) (Cost $9)	861	9
Exchange-Traded Funds 0.6%
State Street Energy Select Sector SPDR ETF (b) (Cost $350,402)	9,344	597,642
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.59% (c) (d) (Cost $294,400)	294,400	294,400
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 3.7% (c) (Cost $1,000,020)	1,000,020	1,000,020

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $61,487,297)	100.4	105,159,464
Other Assets and Liabilities, Net	(0.4)	(392,575)
Net Assets	100.0	104,766,889
The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity Sector Strategy Fund

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 are as follows:
Value ($) at 8/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.59% (c) (d)
—	294,400 (e)	—	—	—	135	—	294,400	294,400
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 3.7% (c)
6,626,680	11,794,671	17,421,331	—	—	47,872	—	1,000,020	1,000,020
6,626,680	12,089,071	17,421,331	—	—	48,007	—	1,294,420	1,294,420

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $294,216, which is 0.3% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor’s Depositary Receipt
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	13

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$103,267,393	$—	$—	$103,267,393
Rights	—	—	9	9
Exchange-Traded Funds	597,642	—	—	597,642
Short-Term Investments (a)	1,294,420	—	—	1,294,420
Total	$105,159,455	$—	$9	$105,159,464

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Equity Sector Strategy Fund

Statement of Assets and Liabilities
as of August 31, 2026

Assets
Investments in non-affiliated securities, at value (cost $60,192,877) — including $294,216 of securities loaned	$103,865,044
Investment in DWS Government & Agency Securities Portfolio (cost $294,400)*	294,400
Investment in DWS Central Cash Management Government Fund (cost $1,000,020)	1,000,020
Cash	10,000
Receivable for investments sold	29,220
Receivable for Fund shares sold	2,493
Dividends receivable	85,348
Affiliated securities lending income receivable	34
Other assets	12,158
Total assets	105,298,717
Liabilities
Payable upon return of securities loaned	294,400
Payable for investments purchased	61,537
Payable for Fund shares redeemed	31,331
Accrued management fee	3,018
Accrued Trustees' fees	1,239
Other accrued expenses and payables	140,303
Total liabilities	531,828
Net assets, at value	$104,766,889
Net Assets Consist of
Distributable earnings (loss)	46,653,097
Paid-in capital	58,113,792
Net assets, at value	$104,766,889
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	15

Statement of Assets and Liabilities as of August 31, 2026 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($41,634,273 ÷ 1,670,282 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$24.93
Maximum offering price per share (100 ÷ 94.25 of $24.93)	$26.45
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($680,152 ÷ 27,826 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$24.44
Class S
Net Asset Value, offering and redemption price per share ($59,597,250 ÷ 2,380,056 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$25.04
Institutional Class
Net Asset Value, offering and redemption price per share ($2,855,214 ÷ 114,311 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$24.98
The accompanying notes are an integral part of the financial statements.

16	|	DWS Equity Sector Strategy Fund

Statement of Operations
for the year ended August 31, 2026

Investment Income
Income:
Dividends (net of foreign taxes withheld of $152)	$1,131,627
Income distributions — DWS Central Cash Management Government Fund	47,872
Affiliated securities lending income, net	135
Non-affiliated securities lending income, net	72
Total income	1,179,706
Expenses:
Management fee	286,876
Administration fee	93,989
Services to shareholders	144,567
Distribution and service fees	100,148
Custodian fee	7,180
Audit fee	50,266
Legal fees	16,507
Tax fees	9,323
Reports to shareholders	30,745
Registration fees	64,027
Trustees' fees and expenses	5,068
Other	13,260
Total expenses before expense reductions	821,956
Expense reductions	(253,395)
Total expenses after expense reductions	568,561
Net investment income	611,145
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	4,534,788
Change in net unrealized appreciation (depreciation) on investments	15,702,148
Net gain (loss)	20,236,936
Net increase (decrease) in net assets resulting from operations	$20,848,081
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	17

Statements of Changes in Net Assets
	Years Ended August 31,
Increase (Decrease) in Net Assets	2026	2025
Operations:
Net investment income	$611,145	$840,142
Net realized gain (loss)	4,534,788	2,547,347
Change in net unrealized appreciation (depreciation)	15,702,148	8,727,136
Net increase (decrease) in net assets resulting from operations	20,848,081	12,114,625
Distributions to shareholders:
Class A	(314,504)	(317,105)
Class C	(1,133)	(1,319)
Class S	(572,049)	(600,855)
Institutional Class	(26,264)	(4,631)
Total distributions	(913,950)	(923,910)
Fund share transactions:
Proceeds from shares sold	4,914,647	2,464,707
Reinvestment of distributions	901,262	909,046
Payments for shares redeemed	(11,880,197)	(8,700,822)
Net increase (decrease) in net assets from Fund share transactions	(6,064,288)	(5,327,069)
Increase (decrease) in net assets	13,869,843	5,863,646
Net assets at beginning of period	90,897,046	85,033,400
Net assets at end of period	$104,766,889	$90,897,046

The accompanying notes are an integral part of the financial statements.

18	|	DWS Equity Sector Strategy Fund

Financial Highlights
DWS Equity Sector Strategy Fund — Class A
	Years Ended August 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$20.32	$17.86	$14.56	$12.93	$19.81
Income (loss) from investment operations:
Net investment income[a]	.11	.16	.17	.17	.11
Net realized and unrealized gain (loss)	4.68	2.47	3.32	1.66	(1.91)
Total from investment operations	4.79	2.63	3.49	1.83	(1.80)
Less distributions from:
Net investment income	(.15 )	(.17 )	(.19 )	(.20 )	—
Net realized gains	(.03 )	—	—	—	(5.08)
Total distributions	(.18 )	(.17 )	(.19 )	(.20 )	(5.08)
Net asset value, end of period	$24.93	$20.32	$17.86	$14.56	$12.93
Total Return (%)[b,c]	23.70	14.82	24.24	14.32	(12.92)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	36	34	30	30
Ratio of expenses before expense reductions (%)	.99	1.01	1.03	1.07	1.02
Ratio of expenses after expense reductions (%)	.73	.74	.73	.73	.73
Ratio of net investment income (%)	.49	.84	1.08	1.30	.71
Portfolio turnover rate (%)	28	27	28	42	38

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	19

DWS Equity Sector Strategy Fund — Class C
	Years Ended August 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$19.93	$17.53	$14.29	$12.68	$19.65
Income (loss) from investment operations:
Net investment income (loss)[a]	(.06 )	.02	.05	.07	(.01 )
Net realized and unrealized gain (loss)	4.60	2.41	3.27	1.64	(1.88)
Total from investment operations	4.54	2.43	3.32	1.71	(1.89)
Less distributions from:
Net investment income	—	(.03 )	(.08 )	(.10 )	—
Net realized gains	(.03 )	—	—	—	(5.08)
Total distributions	(.03 )	(.03 )	(.08 )	(.10 )	(5.08)
Net asset value, end of period	$24.44	$19.93	$17.53	$14.29	$12.68
Total Return (%)[b,c]	22.80	13.87	23.32	13.56	(13.60)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	1
Ratio of expenses before expense reductions (%)	1.89	1.90	1.93	1.96	1.91
Ratio of expenses after expense reductions (%)	1.48	1.49	1.48	1.48	1.48
Ratio of net investment income (loss) (%)	(.26 )	.09	.32	.55	(.04 )
Portfolio turnover rate (%)	28	27	28	42	38

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

20	|	DWS Equity Sector Strategy Fund

DWS Equity Sector Strategy Fund — Class S
	Years Ended August 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$20.40	$17.94	$14.62	$12.98	$19.83
Income (loss) from investment operations:
Net investment income[a]	.17	.20	.21	.21	.15
Net realized and unrealized gain (loss)	4.70	2.48	3.34	1.67	(1.92)
Total from investment operations	4.87	2.68	3.55	1.88	(1.77)
Less distributions from:
Net investment income	(.20 )	(.22 )	(.23 )	(.24 )	—
Net realized gains	(.03 )	—	—	—	(5.08)
Total distributions	(.23 )	(.22 )	(.23 )	(.24 )	(5.08)
Net asset value, end of period	$25.04	$20.40	$17.94	$14.62	$12.98
Total Return (%)[b]	24.01	15.05	24.59	14.64	(12.73)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	60	53	50	44	42
Ratio of expenses before expense reductions (%)	.75	.78	.81	.85	.80
Ratio of expenses after expense reductions (%)	.48	.49	.48	.48	.48
Ratio of net investment income (%)	.74	1.09	1.33	1.56	.96
Portfolio turnover rate (%)	28	27	28	42	38

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	21

DWS Equity Sector Strategy Fund — Institutional Class
	Years Ended August 31,			Period Ended
	2026	2025	2024	8/31/23[a]
Selected Per Share Data
Net asset value, beginning of period	$20.40	$17.94	$14.62	$13.62
Income (loss) from investment operations:
Net investment income[b]	.16	.20	.22	.18
Net realized and unrealized gain (loss)	4.71	2.48	3.33	1.06
Total from investment operations	4.87	2.68	3.55	1.24
Less distributions from:
Net investment income	(.26 )	(.22 )	(.23 )	(.24 )
Net realized gains	(.03 )	—	—	—
Total distributions	(.29 )	(.22 )	(.23 )	(.24 )
Net asset value, end of period	$24.98	$20.40	$17.94	$14.62
Total Return (%)[c]	24.06	15.05	24.59	9.25 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	2,855	1,184	235	83
Ratio of expenses before expense reductions (%)	.68	.70	.74	.77 **
Ratio of expenses after expense reductions (%)	.48	.49	.48	.48 **
Ratio of net investment income (%)	.71	1.06	1.36	1.65 **
Portfolio turnover rate (%)	28	27	28	42 [d]

[a]	For the period from December 1, 2022 (commencement of operations) to August 31, 2023.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended August 31, 2023.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS Equity Sector Strategy Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Equity Sector Strategy Fund is a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts

DWS Equity Sector Strategy Fund	|	23

financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

24	|	DWS Equity Sector Strategy Fund

Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending

DWS Equity Sector Strategy Fund	|	25

agreement. During the year ended August 31, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of August 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of August 31, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of August 31, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Exchange-Traded Funds	$294,400	$—	$—	$—	$294,400
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$294,400
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2026, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.

26	|	DWS Equity Sector Strategy Fund

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At August 31, 2026, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$923,651
Undistributed long-term capital gains	$3,153,756
Net unrealized appreciation (depreciation) on investments	$42,575,690
At August 31, 2026, the aggregate cost of investments for federal income tax purposes was $62,583,774. The net unrealized appreciation for all investments based on tax cost was $42,575,690. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $44,761,374 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,185,684.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended August 31,
	2026	2025
Distributions from ordinary income*	$913,950	$923,910

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly

DWS Equity Sector Strategy Fund	|	27

attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the year ended August 31, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $27,157,532 and $27,941,509, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Restated Investment Management Agreement with the Advisor, the Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.30% on the Fund’s average daily net assets not covered in (a) above.
Accordingly, for the year ended August 31, 2026, the fee pursuant to the Restated Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.296% of the Fund’s average daily net assets.
For the period from September 1, 2025 through September 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

28	|	DWS Equity Sector Strategy Fund

such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.73%
Class C	1.48%
Class S	.48%
Institutional Class	.48%
For the year ended August 31, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$98,159
Class C	3,101
Class S	148,075
Institutional Class	4,060
$253,395
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2026, the Administration Fee was $93,989, of which $8,673 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended August 31, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at August 31, 2026
Class A	$19,016	$3,103
Class C	831	133
Class S	52,977	8,781
Institutional Class	76	12
	$72,900	$12,029
In addition, for the year ended August 31, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by

DWS Equity Sector Strategy Fund	|	29

unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$28,058
Class C	1,212
Class S	16,139
Institutional Class	1,030
$46,439
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended August 31, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at August 31, 2026
Class C	$5,666	$450
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at August 31, 2026	Annual Rate
Class A	$92,605	$17,021.24%
Class C	1,877	384.25%
	$94,482	$17,405
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2026 aggregated $626.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended August 31, 2026, there was no

30	|	DWS Equity Sector Strategy Fund

CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended August 31, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $925, of which $306 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at August 31, 2026.

DWS Equity Sector Strategy Fund	|	31

E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	130,422	$2,927,269	35,526	$654,831
Class C	433	9,478	2,430	44,415
Class S	28,079	660,656	53,238	985,825
Institutional Class	60,233	1,317,244	45,054	779,636
		$4,914,647		$2,464,707
Shares issued to shareholders in reinvestment of distributions
Class A	14,190	$309,342	16,703	$311,415
Class C	53	1,133	72	1,319
Class S	25,824	564,523	31,644	591,681
Institutional Class	1,205	26,264	248	4,631
		$901,262		$909,046
Shares redeemed
Class A	(250,212)	$(5,572,289)	(169,208)	$(3,115,841)
Class C	(10,677)	(237,529)	(8,300)	(142,900)
Class S	(265,778)	(5,958,765)	(292,544)	(5,434,570)
Institutional Class	(5,133)	(111,614)	(413)	(7,511)
		$(11,880,197)		$(8,700,822)
Net increase (decrease)
Class A	(105,600)	$(2,335,678)	(116,979)	$(2,149,595)
Class C	(10,191)	(226,918)	(5,798)	(97,166)
Class S	(211,875)	(4,733,586)	(207,662)	(3,857,064)
Institutional Class	56,305	1,231,894	44,889	776,756
		$(6,064,288)		$(5,327,069)

32	|	DWS Equity Sector Strategy Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of DWS Equity Sector Strategy Fund and Board of Trustees of Deutsche DWS Asset Allocation Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Equity Sector Strategy Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Asset Allocation Trust (the “Trust” )), including the investment portfolio, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Asset Allocation Trust) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Equity Sector Strategy Fund	|	33

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
October 21, 2026

34	|	DWS Equity Sector Strategy Fund

Tax Information (Unaudited)
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $3,469,000 as capital gain dividends for its year ended August 31, 2026.
For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended August 31, 2026, qualified for the dividends received deduction.
For federal income tax purposes, the Fund designates approximately $913,950, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Equity Sector Strategy Fund	|	35

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Equity Sector Strategy Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
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During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
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The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
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The Board also received extensive information throughout the year regarding performance of the Fund.
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The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
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In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

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While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2025. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to

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other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, effective August 9, 2021, DIMA agreed to reduce the Fund’s contractual management fee by 0.25% on assets invested in direct investments, in connection with a change in the Fund’s strategy from a multi-asset growth allocation strategy to an equity sector allocation strategy. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also

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reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of

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numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DESSF-BFE2025

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DESSF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Sector Strategy Fund, a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/30/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/30/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	10/30/2026